Long-Term Debt (Detail) $ / shares in Units, ¥ in Thousands	1 Months Ended						12 Months Ended
	Nov. 30, 2021 USD ($) $ / shares	Nov. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 01, 2020 $ / shares	Apr. 30, 2019 CNY (¥)	Apr. 01, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt principal amount								¥ 18,039,125		¥ 8,482,370
Unamortized debt issuance costs								(255,033)		(141,448)
Long-Term Debt, Maturity, Year One								153,700
Long term debt, Maturity, Year two and three								457,200
Long term debt, Maturity, After year three								18,200,000
Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long term debt, Fair value								21,200,000
April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount					$ 500,000,000.0			2,737,500		3,262,500
Long-term debt interest rate					1.375%											1.375%
Proceeds from issuance of Long-term Debt, net of issuance cost					$ 488,200,000	¥ 3,356,100
Long-term debt issuance cost					$ 11,800,000											¥ 81,100
Debt instrument repurchase face amount percentage					100.00%	100.00%
Interest expense debt							$ 7,600,000	49,100	$ 8,500,000	58,600	$ 6,400,000	¥ 44,900
Unamortized debt issuance costs								39,800		58,100
Debt conversion, Original debt, Amount | $							70,600,000
2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount			$ 800,000,000.0					5,100,600		5,219,900
Long-term debt interest rate			1.25%											1.25%
Proceeds from issuance of Long-term Debt, net of issuance cost			$ 786,100,000	¥ 5,594,800					786,100,000	5,594,800
Long-term debt issuance cost			$ 13,900,000											¥ 98,600
Debt instrument repurchase face amount percentage			100.00%	100.00%
Interest expense debt							11,900,000	76,800	$ 6,900,000	46,800
Unamortized debt issuance costs								69,200		¥ 83,300
Debt conversion, Original debt, Amount | $							1,000
December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount	$ 1,600,000,000							10,201,100
Long-term debt interest rate	0.50%												0.50%
Proceeds from issuance of Long-term Debt, net of issuance cost	$ 1,576,600,000	¥ 10,100,000					1,576,600,000	10,100,000
Long-term debt issuance cost	$ 23,400,000												¥ 149,600
Debt instrument repurchase face amount percentage			100.00%	100.00%
Interest expense debt							$ 1,400,000	8,700
Unamortized debt issuance costs								¥ 146,000
American Depository Shares [Member] | April 2026 Notes [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate					40.4040	40.4040
Convertible debt, conversion price | $ / shares																	$ 24.75
Debt conversion, Converted instrument, Shares issued | shares							2,854,253	2,854,253
American Depository Shares [Member] | 2027 Notes [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate			24.5516	24.5516
Convertible debt, conversion price | $ / shares															$ 40.73
Debt conversion, Converted instrument, Shares issued | shares							24	24
American Depository Shares [Member] | December 2026 Notes [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate	10.6419	10.6419
Convertible debt, conversion price | $ / shares	$ 93.97